Fair Value of Financial Instruments and Derivatives Instruments - Summary of Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain Recognized	$ 523	$ 8,723	$ 2,188
Forward Freight | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain Recognized	(1,681)	7,066	(3,227)
Foreign Currency | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain Recognized	1,819	862	(99)
Interest Rate | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain Recognized	338	5,327	6,474
Bunker Fuel | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain Recognized	$ 47	$ (4,532)	$ (960)